DEBT AND FINANCE LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt and Finance lease Liabilities
A summary of debt and finance lease liabilities as of December 31, 2022 and 2021 is as follows:

	As of December 31,
	2022	2021
Current:
5% Senior Convertible Notes	$50,000	$—
Promissory notes	9,309	—
Insurance premium financing	1,999	—
Finance lease liabilities	367	140
Debt and finance lease liabilities, current	$61,675	$140

Non-current:
Toggle Senior Unsecured Convertible Notes	$199,786	$—
Financing obligation	50,359	—
Promissory notes	39,165	24,639
Finance lease liabilities	818	408
Long-term debt and finance lease liabilities, net of current portion	$290,128	$25,047

Schedule of Carrying Values and Estimated Fair Values
The fair values of the following debt obligations are estimated using level 2 fair value inputs, including stock price and risk-free rates. The following table presents the carrying value and estimated fair values:

	As of December 31, 2022
	Carrying Value	Fair Value
Toggle Senior Unsecured Convertible Notes	$199,786	$189,671
Collateralized Note	44,699	43,742
Second Collateralized Note	3,775	3,690
Insurance premium financing	1,999	1,915

Schedule of Net Carrying Amounts of Debt Component
The net carrying amounts of the debt component of the Toggle Senior Unsecured Convertible Notes were as follows:

As of
December 31, 2022
Principal amount	$210,939
Accrued PIK interest	1,998
Unamortized discount	(6,443)
Unamortized issuance costs	(6,708)
Net carrying amount	$199,786
The following table presents the Company's interest expense related to convertible debt:

Year Ended
December 31, 2022
Contractual interest expense	$12,937
Amortization of debt discount and issuance costs	2,156
Total interest expense	$15,093

Schedule of Maturities of Long-term Debt	The following table summarizes the long-term debt maturities for each of the next five years and thereafter at December 31, 2022.

Years Ended December 31,	Total
2023	$14,654
2024	15,651
2025	15,722
2026	226,734
2027	9,993
Thereafter	99,376
Total	$382,130